Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	9 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 121,845		$ 102,925
Rate increase on funds invested	37		3
Rate decrease on funds invested	$ (37)		$ (3)
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.00%	0.00%	0.03%	0.03%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.00%	0.00%	0.03%	0.03%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		0		1
Rate decrease on funds invested		$ 0		$ (1)
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.30%	0.30%	0.86%	0.86%
Rate increase	0.33%	0.33%	0.95%	0.95%
Rate decrease	0.27%	0.27%	0.77%	0.77%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.30%	0.30%	0.86%	0.86%
Rate increase	0.33%	0.33%	0.95%	0.95%
Rate decrease	0.27%	0.27%	0.77%	0.77%